Income Taxes (Details 8) (USD $) In Thousands, unless otherwise specified				12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Taiwan operations [Member]	Dec. 31, 2012 Taiwan operations [Member] Minimum [Member]	Dec. 31, 2012 Taiwan operations [Member] Maximum [Member]	Dec. 31, 2012 US operations [Member]	Dec. 31, 2012 US operations [Member] Minimum [Member]	Dec. 31, 2012 US operations [Member] Maximum [Member]
Tax effect	$ 22,835	$ 39,393	$ 22,333			$ 502
Expiration year				2013	2016		2020	2027